Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Accumulated Other Comprehensive Loss
20.	ACCUMULATED OTHER COMPREHENSIVE LOSS
The following is a continuity schedule of accumulated other comprehensive loss:

	2020	2019

Accumulated net unrealized loss on translation of net investment in foreign operations
Balance, beginning of year	$(907)	$(917)
Net unrealized gain (loss)	348	(18)
Repurchase of shares under normal course issuer bids [note 19]	8	28

Balance, end of year	(551)	(907)

Accumulated net unrealized gain on cash flow hedges [b]
Balance, beginning of year	38	(68)
Net unrealized (loss) gain	(34)	102
Reclassification of net loss to net income [a]	38	4

Balance, end of year	42	38

Accumulated net unrealized loss on other long-term liabilities [b]
Balance, beginning of year	(221)	(190)
Net unrealized loss	(11)	(47)
Reclassification of net loss to net income [a]	8	8
Sale of business	—	8

Balance, end of year	(224)	(221)

Total accumulated other comprehensive loss [c]	$(733)	$(1,090)

[a]	The effects on net income of amounts reclassified from AOCL, with presentation location, were as follows:

	2020	2019

Cash flow hedges
Sales	$(30)	$(38)
Cost of sales	(21)	33
Income tax	13	1

Net of tax	(38)	(4)

Other long-term liabilities
Cost of sales	(9)	(9)
Income tax	1	1

Net of tax	(8)	(8)

Total loss reclassified to net income	$(46)	$(12)

[b]	The amount of income tax benefit that has been allocated to each component of other comprehensive loss is as follows:

	2020	2019

Accumulated net unrealized loss on translation of net investment in foreign operations	$7	$7

Accumulated net unrealized gain on cash flow hedges
Balance, beginning of year	(14)	23
Net unrealized loss (gain)	12	(36)
Reclassification of net loss to net income	(13)	(1)

Balance, end of year	(15)	(14)

Accumulated net unrealized loss on other long-term liabilities
Balance, beginning of year	35	21
Net unrealized loss	1	15
Reclassification of net loss to net income	(1)	(1)

Balance, end of year	35	35

Total income tax benefit	$27	$28

[c]	The amount of other comprehensive loss that is expected to be reclassified to net income during 2021 is $44 million.